Public Offering (Details) - $ / shares	Feb. 13, 2024	Jun. 30, 2025
Class of Stock [Line Items]
Share price per share (in Dollars per share)	$ 10	$ 10
Initial Public Offering [Member]
Class of Stock [Line Items]
Amount of public shares	18,400,000
Share price per share (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Class of Stock [Line Items]
Amount of public shares	2,400,000